Stockholders equity and dividend payment - Stockholders equity (Details)	Sep. 30, 2019 $ / shares shares
Common Stock [Member]
Stockholders' equity
Issued at September 30	142,418,941
Numbers of shares authorized for issue at September 30, 2019	250,000,000
Par value | $ / shares	$ 0.01
Common Stock [Member] | Convertible notes due 2019 [Member]
Stockholders' equity
Shares to be issued assuming conversion of convertible notes	6,789,844	[1]
Common Stock [Member] | Convertible Notes due 2021 [Member]
Stockholders' equity
Shares to be issued assuming conversion of convertible notes	30,824,087	[1]
Preferred Stock [Member]
Stockholders' equity
Numbers of shares authorized for issue at September 30, 2019	1,000,000
Par value | $ / shares	$ 0.01

[1]	assuming the maximum Fundamental Change conversion rate.